Basis of Presentation	6 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Note 1    Basis of Presentation

The accompanying consolidated financial statements include the accounts of Commercial National Financial Corporation (the Corporation) and its wholly owned subsidiaries, Commercial Bank & Trust of PA (the “Bank”) and Ridge Properties, Inc. All material intercompany transactions have been eliminated.

The accompanying unaudited consolidated interim financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information.  However, they do not include all information and footnotes required by generally accepted accounting principles for complete financial statements and should be read in conjunction with the annual financial statements of the Corporation for the year ended December 31, 2010, including the notes thereto. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments (consisting of normal recurring adjustments) necessary for a fair statement of financial position as of June 30, 2011 and the results of operations for the three and six-month periods ended June 30, 2011 and 2010. The results of operations for the three and six- months ended June 30, 2011 are not necessarily indicative of the results to be expected for the entire year.

Reclassifications
     Certain comparative amounts for the prior year have been reclassified to conform to current year classifications.  Such classifications had no effect on net income or changes in shareholders’ equity.